Schedule of Investments(a)
May 31, 2021
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–96.91%
Advertising–2.73%
Interpublic Group of Cos., Inc. (The)	79,100	$2,664,879
Omnicom Group, Inc.	36,200	2,977,088
		5,641,967
Agricultural & Farm Machinery–3.53%
AGCO Corp.	25,800	3,569,946
Deere & Co.	10,280	3,712,108
		7,282,054
Air Freight & Logistics–0.67%
FedEx Corp.	3,040	957,022
United Parcel Service, Inc., Class B	1,950	418,470
		1,375,492
Alternative Carriers–2.27%
Liberty Global PLC, Class C (United Kingdom)(b)	39,000	1,061,580
Lumen Technologies, Inc.	261,400	3,617,776
		4,679,356
Application Software–0.47%
Citrix Systems, Inc.	1,900	218,424
J2 Global, Inc.(b)	6,100	759,633
		978,057
Asset Management & Custody Banks–0.35%
Janus Henderson Group PLC	18,800	723,988
Automobile Manufacturers–0.53%
Ford Motor Co.(b)	75,000	1,089,750
Automotive Retail–0.85%
AutoNation, Inc.(b)	17,200	1,756,636
Biotechnology–8.55%
Alkermes PLC(b)	22,400	507,808
Amgen, Inc.	14,300	3,402,542
Blueprint Medicines Corp.(b)	4,900	447,615
Emergent BioSolutions, Inc.(b)	13,300	806,645
Gilead Sciences, Inc.	44,500	2,941,895
Regeneron Pharmaceuticals, Inc.(b)	5,980	3,004,531
Sage Therapeutics, Inc.(b)	4,900	341,040
United Therapeutics Corp.(b)	19,650	3,652,935
Vertex Pharmaceuticals, Inc.(b)	12,200	2,545,286
		17,650,297
Broadcasting–0.32%
Fox Corp., Class A	17,700	661,095
Building Products–1.21%
Johnson Controls International PLC	37,500	2,495,250
Commodity Chemicals–1.26%
Dow, Inc.	37,900	2,593,118
Communications Equipment–1.62%
Cisco Systems, Inc.	63,200	3,343,280
Shares		Value
Construction & Engineering–0.10%
EMCOR Group, Inc.	1,600	$201,776
Consumer Finance–0.99%
Ally Financial, Inc.	37,300	2,040,683
Data Processing & Outsourced Services–3.48%
Automatic Data Processing, Inc.	15,550	3,048,111
Maximus, Inc.	4,100	379,947
Paychex, Inc.	9,000	910,260
Western Union Co. (The)	116,300	2,845,861
		7,184,179
Diversified Chemicals–0.21%
Eastman Chemical Co.	3,400	426,360
Electrical Components & Equipment–0.19%
Regal Beloit Corp.	2,800	398,244
Electronic Equipment & Instruments–0.16%
Vontier Corp.(b)	9,400	329,752
Food Retail–1.55%
Kroger Co. (The)	86,300	3,191,374
Forest Products–0.57%
Louisiana-Pacific Corp.	17,600	1,182,896
Gas Utilities–0.12%
National Fuel Gas Co.	4,700	243,883
General Merchandise Stores–2.11%
Target Corp.	19,200	4,356,864
Health Care Distributors–4.70%
AmerisourceBergen Corp.	23,800	2,730,812
Cardinal Health, Inc.	57,500	3,224,025
McKesson Corp.	19,500	3,751,605
		9,706,442
Health Care Equipment–2.90%
Abbott Laboratories	10,300	1,201,495
Hologic, Inc.(b)	40,100	2,528,706
IDEXX Laboratories, Inc.(b)	4,040	2,254,764
		5,984,965
Health Care Facilities–0.20%
HCA Healthcare, Inc.	1,950	418,841
Health Care REITs–0.25%
Omega Healthcare Investors, Inc.	13,900	509,018
Health Care Services–4.31%
DaVita, Inc.(b)	31,500	3,782,205
Laboratory Corp. of America Holdings(b)	11,200	3,074,176
Quest Diagnostics, Inc.	15,600	2,054,052
		8,910,433
Household Products–0.81%
Procter & Gamble Co. (The)	7,800	1,051,830

See accompanying notes which are an integral part of this schedule.
Invesco Income Advantage U.S. Fund

Shares		Value
Household Products–(continued)
Spectrum Brands Holdings, Inc.	6,900	$613,341
		1,665,171
Housewares & Specialties–0.47%
Newell Brands, Inc.	33,800	969,722
Hypermarkets & Super Centers–1.79%
BJ’s Wholesale Club Holdings, Inc.(b)	13,900	622,581
Walmart, Inc.	21,600	3,067,848
		3,690,429
Industrial REITs–0.26%
Duke Realty Corp.	6,900	320,574
EastGroup Properties, Inc.	1,400	221,312
		541,886
Interactive Home Entertainment–2.77%
Activision Blizzard, Inc.	37,000	3,598,250
Electronic Arts, Inc.	10,800	1,543,644
Take-Two Interactive Software, Inc.(b)	3,150	584,514
		5,726,408
Interactive Media & Services–1.51%
Alphabet, Inc., Class A(b)	1,325	3,122,826
Internet & Direct Marketing Retail–2.06%
eBay, Inc.	43,400	2,642,192
Qurate Retail, Inc., Class A	118,100	1,609,703
		4,251,895
IT Consulting & Other Services–4.03%
Accenture PLC, Class A	10,950	3,089,652
Amdocs Ltd.	25,000	1,952,500
Cognizant Technology Solutions Corp., Class A	38,500	2,755,060
Gartner, Inc.(b)	2,300	533,232
		8,330,444
Life Sciences Tools & Services–1.77%
Agilent Technologies, Inc.	6,700	925,471
Mettler-Toledo International, Inc.(b)	630	819,599
Waters Corp.(b)	5,920	1,907,720
		3,652,790
Oil & Gas Storage & Transportation–1.69%
Kinder Morgan, Inc.	74,400	1,364,496
Williams Cos., Inc. (The)	81,000	2,133,540
		3,498,036
Packaged Foods & Meats–8.90%
Campbell Soup Co.	49,000	2,384,830
Conagra Brands, Inc.	61,300	2,335,530
Flowers Foods, Inc.	31,500	758,835
General Mills, Inc.	17,800	1,118,908
Hain Celestial Group, Inc. (The)(b)	29,500	1,202,420
Hershey Co. (The)	12,200	2,111,210
JM Smucker Co. (The)	23,500	3,132,315
Kraft Heinz Co. (The)	91,400	3,984,126
Tyson Foods, Inc., Class A	17,100	1,359,450
		18,387,624
Shares		Value
Paper Packaging–0.44%
International Paper Co.	14,500	$914,950
Personal Products–0.41%
Herbalife Nutrition Ltd.(b)	4,000	210,280
Nu Skin Enterprises, Inc., Class A	10,700	643,712
		853,992
Pharmaceuticals–4.39%
Johnson & Johnson	18,500	3,131,125
Merck & Co., Inc.	38,800	2,944,532
Pfizer, Inc.	77,300	2,993,829
		9,069,486
Publishing–0.57%
News Corp., Class A	44,000	1,187,560
Regional Banks–0.27%
Umpqua Holdings Corp.	29,400	560,952
Research & Consulting Services–0.10%
Booz Allen Hamilton Holding Corp.	2,400	203,832
Semiconductors–1.49%
Texas Instruments, Inc.	16,200	3,075,084
Specialized Consumer Services–0.98%
Service Corp. International	24,900	1,320,198
Terminix Global Holdings, Inc.(b)	14,100	695,694
		2,015,892
Specialized REITs–4.98%
CubeSmart	27,300	1,195,467
Extra Space Storage, Inc.	23,900	3,580,459
Life Storage, Inc.	14,400	1,431,936
National Storage Affiliates Trust	9,000	414,900
PotlatchDeltic Corp.	5,600	337,120
Public Storage	11,750	3,319,140
		10,279,022
Steel–0.31%
Reliance Steel & Aluminum Co.	3,850	647,070
Systems Software–4.23%
CommVault Systems, Inc.(b)	4,500	342,765
Dolby Laboratories, Inc., Class A	10,300	1,004,662
Microsoft Corp.	14,400	3,595,392
Oracle Corp.	48,100	3,787,394
		8,730,213
Technology Distributors–0.81%
Arrow Electronics, Inc.(b)	13,900	1,672,587
Technology Hardware, Storage & Peripherals–1.45%
HP, Inc.	102,400	2,993,152
Tobacco–3.12%
Altria Group, Inc.	67,000	3,297,740
Philip Morris International, Inc.	32,700	3,153,261
		6,451,001
Trucking–1.10%
Ryder System, Inc.	9,200	752,468
See accompanying notes which are an integral part of this schedule.
Invesco Income Advantage U.S. Fund

	Shares	Value
Trucking–(continued)
Werner Enterprises, Inc.	31,800	$1,526,082
		2,278,550
Total Common Stocks & Other Equity Interests (Cost $169,326,260)		200,126,624
	Principal Amount
U.S. Treasury Securities–0.35%
U.S. Treasury Bills–0.35%
0.06%, 09/09/2021 (Cost $724,889)(c)(d)	$725,000	724,985
	Shares
Money Market Funds–2.63%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(e)(f)	1,950,586	1,950,586
Shares		Value
Money Market Funds–(continued)
Invesco Liquid Assets Portfolio, Institutional Class, 0.01%(e)(f)	1,254,763	$1,255,265
Invesco Treasury Portfolio, Institutional Class, 0.01%(e)(f)	2,229,241	2,229,241
Total Money Market Funds (Cost $5,435,189)		5,435,092
TOTAL INVESTMENTS IN SECURITIES–99.89% (Cost $175,486,338)		206,286,701
OTHER ASSETS LESS LIABILITIES—0.11%		229,312
NET ASSETS–100.00%		$206,516,013
Investment Abbreviations:
REIT	– Real Estate Investment Trust
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts.
(d)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(e)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended May 31, 2021.

	Value August 31, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value May 31, 2021	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$1,571,826	$5,362,746	$(4,983,986)	$-	$-	$1,950,586	$284
Invesco Liquid Assets Portfolio, Institutional Class	984,933	3,830,533	(3,559,990)	(270)	59	1,255,265	352
Invesco Treasury Portfolio, Institutional Class	1,796,373	6,128,853	(5,695,985)	-	-	2,229,241	149
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	-	3,265,372	(3,265,372)	-	-	-	7*
Invesco Private Prime Fund	-	2,810,647	(2,810,647)	-	-	-	24*
Total	$4,353,132	$21,398,151	$(20,315,980)	$(270)	$59	$5,435,092	$816

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(f)	The rate shown is the 7-day SEC standardized yield as of May 31, 2021.

Open Futures Contracts
Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation
Equity Risk
E-Mini S&P 500 Index	28	June-2021	$5,883,360	$250,163	$250,163
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Income Advantage U.S. Fund

Notes to Quarterly Schedule of Portfolio Holdings
May 31, 2021
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of May 31, 2021. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$200,126,624	$—	$—	$200,126,624
U.S. Treasury Securities	—	724,985	—	724,985
Money Market Funds	5,435,092	—	—	5,435,092
Total Investments in Securities	205,561,716	724,985	—	206,286,701
Other Investments - Assets*
Futures Contracts	250,163	—	—	250,163
Total Investments	$205,811,879	$724,985	$—	$206,536,864

*	Unrealized appreciation.
NOTE 2—Subsequent Event
Effective July 15, 2021, the name of the Fund and all references thereto changed from Invesco Low Volatility Equity Yield Fund to Invesco Income Advantage U.S. Fund.
Invesco Income Advantage U.S. Fund